Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of consolidated financial statements
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
BTB	November 28, 2011	BVI	Parent	Investment holding
Wholly owned subsidiaries of BTB
Bit Brother New York Inc. (“BTB NY”)	May 22, 2018	USA	100% owned by BTB	Investment holding
Bitmine Inc. (“Bitmine”)	[November 29, 2021	USA	100% owned by BTB	Blockchain business
NTH Holdings Limited (“MYT BVI”)	August 28, 2018	BVI	100% owned by BTB	Investment holding
BTB Limited (“BTB HK”)	July 10, 2020	Hong Kong	100% owned by BTB NY	Investment holding
Tea Language Group Limited (“MYT HK”)	September 11, 2018	Hong Kong	100% owned by MYT BVI	Investment holding
BTBox	November 1, 2021	PRC	100% owned by BTB HK	Blockchain business
BTB Investment	May 25, 2021	PRC	100% owned by BTB HK	Blockchain business
Hunan Yitai	December 20, 2021	PRC	100% owned by BTB Investment	Blockchain business
Hunan Box	September 22, 2021	PRC	99% owned by BTB Investment	Blockchain business
Hunan MBox	April 11, 2022	PRC	100% owned by BTB Investment	Blockchain business
Hunan Yitai Continental Digital Technology Co., Ltd. (“Hunan Yi Tai Digital”)	December 30, 2021	PRC	100% owned by Hunan Yitai	Blockchain business
Shanghai MYT	October 19, 2019	PRC	100% owned by MYT HK	Investment holding
BTB Qingdao	March 22, 2021	PRC	100% owned by MYT HK	Investment holding
VIE
BTB Hunan	May 13, 2021	PRC	VIE	Blockchain business
Hunan MYT	October 17, 2018	PRC	VIE	Provision of high-quality tea beverages in its tea shop chain
39Pu*	April 14, 2011	PRC	VIE	Dark tea distribution
VIEs’ Subsidiaries
BTB Hunan Digital	May 20, 2021	PRC	100% owned by BTB Hunan	Blockchain business
Changsha Kaidian Daren Food Trading Co., Ltd. (“Kaidiandaren”)	May 27, 2014	PRC	51% owned by Hunan MYT	Provision of high-quality tea beverages in its tea shop chain
Hunan Chuangyeying Brand Management Co., Ltd. (“Chuangyeying”)	December 13, 2013	PRC	51% owned by Hunan MYT	Provision of high-quality tea beverages in its tea shop chain

*	On August 4, 2022, the Company closed termination of VIE agreements with 51% equity owners of 39Pu. According to ASC 205-20, 39Pu was presented as a discontinued operation in the consolidated financial statements.